CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value
Common Stocks—45.0%
Consumer Discretionary—11.3%
Auto Components—0.4%
Aptiv plc	5,109	$433,192
Bridgestone Corp.	26,000	918,748
Continental AG	10,019	1,145,872
Koito Manufacturing Co. Ltd.	17,300	745,493
Valeo SA	48,174	1,435,161
		4,678,466

Automobiles—0.3%
Bayerische Motoren Werke AG, Preference	6,005	335,704
Suzuki Motor Corp.	32,100	1,457,300
Volkswagen AG, Preference	12,555	2,260,409
		4,053,413

Distributors—0.1%
Pool Corp.	5,680	1,245,624

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	5,483	897,732

Entertainment—1.3%
Capcom Co. Ltd.	51,900	1,475,887
Electronic Arts, Inc.[1]	14,032	1,514,334
Live Nation Entertainment, Inc.[1]	10,176	693,596
NCSoft Corp.	1,900	1,010,852
Nexon Co. Ltd.[1]	73,800	992,210
Nintendo Co. Ltd.	15,400	5,703,938
Ubisoft Entertainment SA1	16,877	1,286,883
Walt Disney Co. (The)	26,300	3,637,553
		16,315,253

Hotels, Restaurants & Leisure—1.0%
Accor SA	17,213	705,981
Alsea SAB de CV1	160,072	387,653
Carnival Corp.	9,265	403,305
Chipotle Mexican Grill, Inc. , Cl. A1	1,230	1,066,115
Choice Hotels International, Inc.	3,483	348,997
Flutter Entertainment plc	6,171	700,472
GVC Holdings plc	13,649	158,255
Hilton Worldwide Holdings, Inc.	6,357	685,285
Huazhu Group Ltd. , ADR	62,833	2,167,738
International Game Technology plc	61,820	833,952
Planet Fitness, Inc. , Cl. A1	6,862	554,381
Wynn Macau Ltd.	300,400	622,973
Yum China Holdings, Inc.	90,107	3,880,908
		12,516,015

1 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables—0.8%
DR Horton, Inc.	8,503	$503,377
Garmin Ltd.	3,527	341,943
SEB SA, Prime[1]	8,210	1,056,227
SEB SA, Private Shares[1]	2,490	320,342
Sony Corp.	95,700	6,726,593
Taylor Wimpey plc	701,223	2,001,759
		10,950,241

Interactive Media & Services—2.4%
Alphabet, Inc. , Cl. A1	11,180	16,018,480
Facebook, Inc. , Cl. A1	34,770	7,020,411
IAC/InterActiveCorp[1]	2,981	726,142
Tencent Holdings Ltd.	152,217	7,227,733
Yandex NV, Cl. A1	22,799	1,021,623
		32,014,389

Internet & Catalog Retail—1.6%
Alibaba Group Holding Ltd. , Sponsored ADR[1]	63,008	13,016,823
Amazon. com, Inc.[1]	968	1,944,441
Baozun, Inc. , Sponsored ADR[1]	11,664	351,203
boohoo Group plc[1]	2,048	8,172
Farfetch Ltd. , Cl. A1	55,560	677,832
JD. com, Inc. , ADR[1]	109,204	4,115,899
Meituan Dianping, Cl. B1	73,300	928,916
MercadoLibre, Inc.[1]	481	318,903
Trainline plc[1]	373	2,333
		21,364,522

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	6,100	354,956

Media—0.1%
Cable One, Inc.	450	766,814
Zee Entertainment Enterprises Ltd.	196,456	741,165
		1,507,979

Multiline Retail—0.3%
Dollarama, Inc.	31,963	1,089,022
Lojas Americanas SA1	2,267	14,583
Lojas Americanas SA, Preference[1]	218,019	1,402,518
Next plc	11,485	1,041,032
SACI Falabella	191,677	752,050
		4,299,205

Specialty Retail—0.7%
Burlington Stores, Inc.[1]	2,770	602,392
CarMax, Inc.[1]	4,972	482,483
Dufry AG1	8,917	774,407
Industria de Diseno Textil SA	139,035	4,678,577

2 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Specialty Retail (Continued)
Nitori Holdings Co. Ltd.	9,000	$1,402,783
O'Reilly Automotive, Inc.[1]	3,099	1,258,504
		9,199,146

Textiles, Apparel & Luxury Goods—2.2%
Brunello Cucinelli SpA	14,127	512,222
Cie Financiere Richemont SA	12,463	908,951
Fila Holdings Corp.[1]	17,791	657,332
Hermes International	3,571	2,676,666
Kering SA	17,602	10,811,614
lululemon athletica, Inc.[1]	5,289	1,266,134
LVMH Moet Hennessy Louis Vuitton SE	25,280	11,045,137
Moncler SpA	10,692	461,695
PRADA SpA	264,100	1,011,339
		29,351,090

Consumer Staples—3.4%
Beverages—1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	84,609	350,060
Britvic plc	73,515	900,196
Budweiser Brewing Co. APAC Ltd.[1,2]	432,900	1,301,410
Coca-Cola European Partners plc	27,303	1,436,411
Diageo plc	84,410	3,339,803
Fomento Economico Mexicano SAB de CV3	260,385	2,347,744
Fomento Economico Mexicano SAB de CV, Sponsored ADR[3]	6,830	615,861
Heineken NV	10,237	1,114,222
Pernod Ricard SA	16,067	2,786,638
		14,192,345

Food & Staples Retailing—0.3%
Alimentation Couche-Tard, Inc. , Cl. B	62,850	2,100,541
Atacadao SA	153,700	810,742
BIM Birlesik Magazalar AS	29,222	238,126
CP ALL PCL	325,000	733,485
Wal-Mart de Mexico SAB de CV	48,712	141,401
		4,024,295

Food Products—0.9%
Barry Callebaut AG	771	1,709,694
Danone SA	39,387	3,154,197
Kikkoman Corp.	26,100	1,261,170
Lamb Weston Holdings, Inc.	2,778	253,659
McCormick & Co. , Inc.	3,864	631,262
Saputo, Inc.	30,866	948,324
Simply Good Foods Co. (The)[1]	5,469	125,623
Tyson Foods, Inc. , Cl. A	3,664	302,756
Vietnam Dairy Products JSC	6	28

3 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Food Products (Continued)
WH Group Ltd.	3,823,500	$3,622,529
		12,009,242

Household Products—0.2%
Colgate-Palmolive Co.	36,030	2,658,294

Personal Products—0.5%
Amorepacific Corp.	10,057	1,574,988
AMOREPACIFIC Group	3,261	195,751
Hengan International Group Co. Ltd.	183,500	1,333,990
LG Household & Health Care Ltd.	1,018	1,066,892
Unilever plc	36,625	2,187,517
		6,359,138

Tobacco—0.4%
Philip Morris International, Inc.	24,280	2,007,956
Swedish Match AB	58,261	3,299,912
		5,307,868

Energy—0.7%
Energy Equipment & Services—0.1%
TechnipFMC plc	44,506	714,510

Oil, Gas & Consumable Fuels—0.6%
BP plc	152,229	917,433
Cheniere Energy, Inc.[1]	5,320	315,157
LUKOIL PJSC, Sponsored ADR	5,362	545,261
Novatek PJSC, Sponsored GDR[3]	20,300	3,653,057
Novatek PJSC, Sponsored GDR[3]	752	135,972
TOTAL SA	59,910	2,919,457
		8,486,337

Financials—5.6%
Capital Markets—1.3%
B3 SA-Brasil Bolsa Balcao	80,600	907,140
China International Capital Corp. Ltd. , Cl. H2	204,400	353,415
Credit Suisse Group AG1	182,930	2,311,314
Goldman Sachs Group, Inc. (The)	2,481	589,858
Hong Kong Exchanges & Clearing Ltd.	39,811	1,311,638
KKR & Co. , Inc. , Cl. A	16,964	541,152
LPL Financial Holdings, Inc.	8,582	790,660
MarketAxess Holdings, Inc.	1,620	573,772
MSCI, Inc. , Cl. A	4,672	1,335,258
S&P Global, Inc.	27,610	8,109,885
Tradeweb Markets, Inc. , Cl. A	7,856	362,790
		17,186,882

Commercial Banks—2.0%
Akbank TAS[1]	473,110	652,209

4 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Commercial Banks (Continued)
Bank Central Asia Tbk PT	178,400	$419,239
BNP Paribas SA	28,437	1,512,117
Citigroup, Inc.	67,880	5,050,951
Commercial International Bank Egypt SAE	101,211	545,002
Credicorp Ltd.	7,830	1,617,521
First Republic Bank	6,972	773,055
Grupo Aval Acciones y Valores SA, ADR	59,810	505,395
Grupo Financiero Banorte SAB de CV, Cl. O	99,495	611,276
Grupo Financiero Inbursa SAB de CV, Cl. O	444,977	506,076
ICICI Bank Ltd. , Sponsored ADR	399,477	5,824,375
ING Groep NV	170,095	1,846,136
Itau Unibanco Holding SA, ADR	45,540	346,559
Kotak Mahindra Bank Ltd.	103,274	2,445,212
Sberbank of Russia PJSC	347,976	1,371,268
Siam Commercial Bank PCL (The)	29,700	92,648
Societe Generale SA	49,670	1,606,664
		25,725,703

Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	22,257	102,189

Diversified Financial Services—0.1%
FirstRand Ltd.	462,981	1,774,136

Insurance—1.2%
AIA Group Ltd.	293,200	2,890,659
Allianz SE	14,267	3,420,003
Arthur J. Gallagher & Co.	7,140	732,350
Legal & General Group plc	405,395	1,631,438
Ping An Insurance Group Co. of China Ltd. , Cl. A	115,656	1,330,058
Prudential plc	318,817	5,674,178
		15,678,686

Real Estate Investment Trusts (REITs)—0.1%
Alexandria Real Estate Equities, Inc.	3,760	613,632
SBA Communications Corp. , Cl. A	2,772	691,780
		1,305,412

Real Estate Management & Development—0.6%
Ayala Land, Inc.	693,100	563,199
CBRE Group, Inc. , Cl. A1	12,750	778,387
DLF Ltd.	1,640,234	5,970,805
Hang Lung Properties Ltd.	23,000	47,924
Oberoi Realty Ltd.	32,418	247,880
SM Prime Holdings, Inc.	284,010	216,945
		7,825,140

5 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Thrifts & Mortgage Finance—0.3%
Housing Development Finance Corp. Ltd.	118,254	$4,000,953

Health Care—5.2%
Biotechnology—1.1%
Ascendis Pharma AS, ADR[1]	2,810	379,631
Blueprint Medicines Corp.[1]	14,090	894,010
CSL Ltd.	11,185	2,286,997
Galapagos NV1	2,998	670,627
GlycoMimetics, Inc.[1]	46,490	198,977
Grifols SA	71,961	2,417,322
Incyte Corp.[1]	16,960	1,239,267
Innovent Biologics, Inc.[1,2]	142,000	543,810
Ionis Pharmaceuticals, Inc.[1]	22,300	1,300,536
MacroGenics, Inc.[1]	43,630	403,578
Sage Therapeutics, Inc.[1]	12,376	820,281
Sarepta Therapeutics, Inc.[1]	9,311	1,079,704
Seattle Genetics, Inc.[1]	2,922	316,716
Shanghai Junshi Biosciences Co. Ltd. , Cl. H1,2	19,600	59,550
uniQure NV1	18,190	1,047,016
Veracyte, Inc.[1]	23,500	616,875
		14,274,897

Health Care Equipment & Supplies—1.3%
Cooper Cos. , Inc. (The)	681	236,232
DexCom, Inc.[1]	6,560	1,579,320
Edwards Lifesciences Corp.[1]	3,554	781,382
Hoya Corp.	26,700	2,566,519
IDEXX Laboratories, Inc.[1]	2,185	592,157
LivaNova plc[1]	7,600	516,572
Masimo Corp.[1]	4,428	755,417
Medtronic plc	22,280	2,572,003
Novocure Ltd.[1]	3,596	292,930
ResMed, Inc.	10,751	1,709,086
Siemens Healthineers AG2	26,221	1,237,048
STERIS plc	4,853	731,299
Teleflex, Inc.	1,962	728,903
West Pharmaceutical Services, Inc.	4,470	697,096
Zimmer Biomet Holdings, Inc.	15,250	2,255,475
		17,251,439

Health Care Providers & Services—0.7%
Anthem, Inc.	13,603	3,608,604
Centene Corp.[1]	29,400	1,846,614
Fresenius Medical Care AG & Co. KGaA	45,604	3,529,452
Sinopharm Group Co. Ltd. , Cl. H	108,205	351,577
		9,336,247

6 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Health Care Technology—0.0%
Veeva Systems, Inc. , Cl. A1	3,483	$510,643

Life Sciences Tools & Services—0.8%
Agilent Technologies, Inc.	33,730	2,784,749
Avantor, Inc.[1]	94,214	1,740,132
Bio-Rad Laboratories, Inc. , Cl. A1	1,461	527,304
Bio-Techne Corp.	2,404	504,768
ICON plc[1]	4,350	733,497
IQVIA Holdings, Inc.[1]	6,364	988,011
Lonza Group AG1	3,364	1,383,181
Samsung Biologics Co. Ltd.[1,2]	3,366	1,359,260
Wuxi Biologics Cayman, Inc.[1,2]	35,600	450,490
		10,471,392

Pharmaceuticals—1.3%
Bayer AG	53,272	4,301,643
Hansoh Pharmaceutical Group Co. Ltd.[1,2]	62,000	221,469
Hutchison China MediTech Ltd. , ADR[1]	7,063	173,397
Jiangsu Hengrui Medicine Co. Ltd. , Cl. A	166,928	2,021,122
Novo Nordisk AS, Cl. B	57,053	3,482,830
Phathom Pharmaceuticals, Inc.[1]	19,955	665,898
Roche Holding AG	6,429	2,163,750
Takeda Pharmaceutical Co. Ltd.	110,773	4,251,305
		17,281,414

Industrials—6.2%
Aerospace & Defense—1.4%
Airbus SE	102,130	15,067,841
HEICO Corp.	7,460	913,328
MTU Aero Engines AG	4,860	1,479,942
TransDigm Group, Inc.	1,975	1,270,478
		18,731,589

Air Freight & Couriers—0.3%
United Parcel Service, Inc. , Cl. B	22,940	2,374,749
ZTO Express Cayman, Inc. , ADR	71,159	1,545,573
		3,920,322

Building Products—0.3%
Assa Abloy AB, Cl. B	116,270	2,766,731
Daikin Industries Ltd.	3,900	548,817
Masco Corp.	3,577	169,979
		3,485,527

Commercial Services & Supplies—0.4%
Cintas Corp.	4,010	1,118,670
Clean Harbors, Inc.[1]	5,115	420,555
Copart, Inc.[1]	9,387	952,405
Edenred	26,003	1,405,109

7 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Services & Supplies (Continued)
Prosegur Cash SA2	269,656	$458,291
Prosegur Cia de Seguridad SA	71,547	281,664
Republic Services, Inc. , Cl. A	11,100	1,055,055
		5,691,749

Construction & Engineering—0.0%
Boskalis Westminster	11,543	270,237

Electrical Equipment—0.8%
AMETEK, Inc.	7,918	769,234
Legrand SA	12,405	995,112
Melrose Industries plc	455,166	1,407,164
Mitsubishi Electric Corp.	152,200	2,100,199
Nidec Corp.	43,700	5,532,085
		10,803,794

Industrial Conglomerates—0.3%
3M Co.	3,296	522,943
Carlisle Cos. , Inc.	4,032	629,920
Jardine Strategic Holdings Ltd.	29,691	905,133
Roper Technologies, Inc.	3,276	1,250,318
SM Investments Corp.	58,924	1,121,494
		4,429,808

Machinery—1.2%
Aalberts NV	26,836	1,171,593
Atlas Copco AB, Cl. A	102,148	3,624,510
Epiroc AB, Cl. A	90,784	1,050,289
FANUC Corp.	10,900	1,983,045
IDEX Corp.	3,784	620,008
Komatsu Ltd.	57,200	1,256,819
Kubota Corp.	17,400	269,778
Minebea Mitsumi, Inc.	43,300	842,436
Nordson Corp.	2,897	489,187
SMC Corp. (Japan)	4,400	1,903,807
VAT Group AG1,2	10,144	1,535,727
Weir Group plc (The)	42,005	745,222
		15,492,421

Professional Services—1.0%
CoStar Group, Inc.[1]	1,976	1,290,308
Equifax, Inc.	18,737	2,808,676
IHS Markit Ltd.[1]	8,956	706,270
Intertek Group plc	12,712	966,692
Recruit Holdings Co. Ltd.	176,000	6,883,398
TransUnion	11,002	1,008,883
		13,664,227

8 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Road & Rail—0.2%
Kansas City Southern	4,994	$842,438
Old Dominion Freight Line, Inc.	3,212	630,291
Seibu Holdings, Inc.	67,500	1,056,499
		2,529,228

Trading Companies & Distributors—0.2%
Ferguson plc	6,934	621,495
ITOCHU Corp.	87,200	2,034,580
		2,656,075

Transportation Infrastructure—0.1%
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	26,666	512,377

Information Technology—10.0%
Communications Equipment—0.1%
Motorola Solutions, Inc.	2,483	439,491
Nokia OYJ	211,700	825,770
		1,265,261

Electronic Equipment, Instruments, & Components—2.4%
CDW Corp.	8,521	1,111,565
Hitachi Ltd.	74,100	2,829,691
Keyence Corp.	19,000	6,442,057
Keysight Technologies, Inc.[1]	6,174	574,120
Murata Manufacturing Co. Ltd.	113,700	6,495,934
Omron Corp.	40,800	2,339,468
Samsung Electro-Mechanics Co. Ltd.	18,975	1,949,533
TDK Corp.	73,100	7,748,917
TE Connectivity Ltd.	16,289	1,501,520
		30,992,805

IT Services—1.4%
Amadeus IT Group SA	14,511	1,136,646
Booz Allen Hamilton Holding Corp. , Cl. A	10,370	809,275
EPAM Systems, Inc.[1]	10,447	2,383,379
Euronet Worldwide, Inc.[1]	4,211	663,822
Fidelity National Information Services, Inc.	12,018	1,726,506
Global Payments, Inc.	5,447	1,064,616
Pagseguro Digital Ltd. , Cl. A1	10,483	340,593
PayPal Holdings, Inc.[1]	35,695	4,065,304
StoneCo Ltd. , Cl. A1	38,890	1,689,382
Tata Consultancy Services Ltd.	55,116	1,610,138
Twilio, Inc. , Cl. A1	4,490	558,287
Visa, Inc. , Cl. A	1,490	296,465
WEX, Inc.[1]	2,300	498,916
Worldline SA (France)[1,2]	26,297	1,856,201
		18,699,530

9 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc.[1]	21,135	$993,345
ASML Holding NV	9,825	2,755,473
Infineon Technologies AG	84,829	1,838,940
KLA Corp.	7,207	1,194,488
Lam Research Corp.	4,179	1,246,220
Marvell Technology Group Ltd.	23,461	564,002
Maxim Integrated Products, Inc.	76,660	4,608,799
MKS Instruments, Inc.	2,956	309,848
Monolithic Power Systems, Inc.	3,730	638,464
NXP Semiconductors NV	4,451	564,654
QUALCOMM, Inc.	26,605	2,269,673
Rohm Co. Ltd.	8,000	576,319
SK Hynix, Inc.	26,063	2,021,446
STMicroelectronics NV3	108,995	3,049,869
STMicroelectronics NV3	182,324	5,077,723
Taiwan Semiconductor Manufacturing Co. Ltd.[3]	603,000	6,450,730
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR[3]	38,089	2,054,521
		36,214,514

Software—3.4%
Adobe, Inc.[1]	22,270	7,819,888
ANSYS, Inc.[1]	2,550	699,541
Aspen Technology, Inc.[1]	3,808	453,076
Atlassian Corp. plc, Cl. A1	9,075	1,334,025
Blue Prism Group plc[1]	13,560	312,814
Coupa Software, Inc.[1]	3,810	613,982
Dassault Systemes SE	7,169	1,244,225
DocuSign, Inc. , Cl. A1	1,362	106,931
Intuit, Inc.	25,150	7,051,557
Microsoft Corp.	10,167	1,730,728
OneConnect Financial Technology Co. Ltd. , ADR[1]	27,964	355,702
Oracle Corp. Japan	21,100	1,829,259
Paycom Software, Inc.[1]	2,160	687,226
RingCentral, Inc. , Cl. A1	7,435	1,528,487
SAP SE	95,788	12,535,102
Splunk, Inc.[1]	5,369	833,591
Synopsys, Inc.[1]	9,383	1,384,086
Temenos AG1	7,784	1,252,883
Trade Desk, Inc. (The), Cl. A1	2,010	541,052
Weimob, Inc.[1,2]	1,834,000	969,309
Xero Ltd.[1]	22,136	1,244,572
		44,528,036

Materials—2.0%
Chemicals—0.7%
Air Liquide SA	34,415	4,985,330
Akzo Nobel NV	21,813	2,058,712
FMC Corp.	4,082	390,198

10 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Chemicals (Continued)
Sika AG	7,955	$1,432,030
		8,866,270

Construction Materials—0.1%
Indocement Tunggal Prakarsa Tbk PT	223,230	267,681
James Hardie Industries plc	41,627	871,308
Martin Marietta Materials, Inc.	2,272	599,354
Semen Indonesia Persero Tbk PT	212,500	184,259
		1,922,602

Containers & Packaging—0.2%
Avery Dennison Corp.	2,648	347,523
Ball Corp.	7,703	556,003
CCL Industries, Inc. , Cl. B	33,287	1,403,769
		2,307,295

Metals & Mining—1.0%
Agnico Eagle Mines Ltd.	24,655	1,524,172
Anglo American plc	154,533	4,049,076
Glencore plc[1]	315,458	924,760
Grupo Mexico SAB de CV	487,722	1,302,450
MMC Norilsk Nickel PJSC[3]	691	224,497
MMC Norilsk Nickel PJSC, ADR[3]	9,275	298,925
Polyus PJSC, GDR[2]	2,950	180,350
Real Gold Mining Ltd.[1,4]	273,000	—
Vale SA, Cl. B, Sponsored ADR	65,000	762,450
Wheaton Precious Metals Corp.	129,764	3,821,550
		13,088,230

Telecommunication Services—0.6%
Diversified Telecommunication Services—0.4%
Nippon Telegraph & Telephone Corp.	99,800	2,540,968
Spark New Zealand Ltd.	755,757	2,269,743
		4,810,711

Wireless Telecommunication Services—0.2%
America Movil SAB de CV, Cl. L, ADR	19,141	319,272
Rogers Communications, Inc. , Cl. B	21,412	1,072,056
SK Telecom Co. Ltd.	7,508	1,444,194
		2,835,522
Total Common Stocks (Cost $500,609,400)		592,943,323

Preferred Stocks—2.2%
Grab Holdings, Inc. , H Shares, Preference[1,4]	214,050	1,319,169
Harambee Re Ltd. , 2019-1[1,4]	3,750,000	4,237,200
Kinesis Re, 2019-1[1,4]	189,383	1,918,935
Lion Rock Re Ltd. , 2019-1[1,4,5]	37,500	4,343,894
Mt. Logan Re Ltd. , 2019-1[1,4,5]	3,750	3,559,170
NCM Re Ltd. , 2019-1[1,4,5]	450,326	605,017

11 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Shares	Value
Preferred Stocks (Continued)
Socium Re Ltd. , 2019[1,4]		2,948,707	$2,925,778
Thopas Re Ltd. , 2019-1[1,4,5]		37,500	3,385,139
Torricelli Re, 2019-1[1,4,5]		4,134	16,889
Turing Re, 2019-1 (Cost $3,750,000, Acquisition Date 3/26/19)[1,2,4,5]		37,500	3,132,942
Viribus Re Ltd. , 2019-1[1,4,5]		2,926,109	3,098,281
Zee Entertainment Enterprises Ltd. , 6% Cum. Non-Cv.		629,697	50,300
Total Preferred Stocks (Cost $28,855,137)			28,592,714
		Principal Amount
U. S. Government Obligations—6.4%
United States Treasury Bonds, 2.875%, 8/15/45		$17,022,000	19,955,635
United States Treasury Nts.:
1.625%, 2/15/26[6]		38,920,000	39,455,150
2.75%, 2/15/28[6]		22,488,000	24,697,271
Total U. S. Government Obligations (Cost $77,957,082)			84,108,056

Foreign Government Obligations—11.8%
Belgium—0.6%
Kingdom of Belgium, 0.90% Sr. Unsec. Nts. , 6/22/29[2]	EUR	6,155,000	7,535,302

Canada—1.0%
Canada, 2.25% Bonds, 6/1/29	CAD	16,775,000	13,773,525

France—2.4%
French Republic, 0.50% Bonds, 5/25/29[2]	EUR	27,180,000	32,206,158

Germany—1.7%
Bundesrepublik Deutschland Bundesanleihe, 0.00% Bonds,
8/15/29[2]	EUR	19,300,000	22,393,903

Italy—1.6%
Italy Buoni Poliennali Del Tesoro, 3.00% Bonds, 8/1/29[2]	EUR	15,920,000	21,132,628

Netherlands—0.5%
Kingdom of the Netherlands, 0.25% Bonds, 7/15/29[2]	EUR	5,910,000	6,929,546

Spain—1.1%
Kingdom of Spain, 0.60% Nts. , 10/31/29[2]	EUR	12,325,000	14,165,063

United Kingdom—2.9%
United Kingdom Gilt, 1.625% Bonds, 10/22/28[2]	GBP	25,910,000	37,640,017
Total Foreign Government Obligations (Cost $154,398,222)			155,776,142

Non-Convertible Corporate Bond and Note—0.0%
Omnicare, Inc. , 4.75% Sr. Unsec. Nts. , 12/1/22 (Cost $210,584)		210,000	224,665

Event-Linked Bonds—1.3%
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts. , 0.00%,
3/10/23 (Cost $3,750,000, Acquisition Date 12/20/18)[2,4,7]		3,750,000	4,145,185

12 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal Amount	Value
Event-Linked Bonds (Continued)
Eden Re II Ltd. Catastrophe Linked Nts. , 0.00%, 3/22/23 (Cost $37,500,
Acquisition Date 12/14/18)[2,4,7]	$37,500	$500,855
Limestone Re Ltd. Catastrophe Linked Nts. , 0.00%, 9/9/22[2,4,7]	3,750,000	4,186,723
Sector Re V Ltd. Catastrophe Linked Nts. , 0.00%, 3/1/24 (Cost $4,500,000,
Acquisition Date 4/23/19)[2,4,7]	4,500,000	3,949,784
Versutus Ltd. , 2019-1, Cl. B Catastrophe Linked Nts. , 0.00%, 3/31/20[4,7]	3,750,000	3,820,170
Total Event-Linked Bonds (Cost $15,787,500)		16,602,717

	Shares
Investment Companies—32.2%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%[8]	13,597,622	13,597,622
Invesco Oppenheimer Master Event-Linked Bond Fund[5]	6,152,400	99,069,636
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[5]	8,446,860	269,011,374
Invesco Russell 2000 Dynamic Multifactor Exchange Traded Fund[5]	1,604,300	43,001,176
Total Investment Companies (Cost $385,399,883)		424,679,808
Total Investments, at Value (Cost $1,163,217,808)	98.9%	1,302,927,425
Net Other Assets (Liabilities)	1.1	15,100,761
Net Assets	100.0%	$ 1,318,028,186

Footnotes to Consolidated Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$168,444,436, which represented 12.78% of the Fund’s Net Assets.
3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
4. The value of this security was determined using significant unobservable inputs.  See Note 3 of the accompanying
Consolidated Notes.
5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2019	Additions	Reductions	January 31, 2020
Preferred Stock
Lion Rock Re Ltd. , 2019-1	37,500	—	—	37,500
Mt. Logan Re Ltd. , 2019-1	3,750	—	—	3,750
NCM Re Ltd. , 2019-1[a]	3,750,000	—	3,299,674	450,326
Thopas Re Ltd. , 2019-1	37,500	—	—	37,500
Torricelli Re, 2019-1[a]	37,500	—	33,366	4,134
Turing Re, 2019-1	37,500	—	—	37,500
Viribus Re Ltd. , 2019-1[a]	2,926,109	—	—	2,926,109
Investment Company
Invesco Oppenheimer Master
Event-Linked Bond Fund	5,260,419	891,981	—	6,152,400
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	8,446,860	—	—	8,446,860
Invesco Russell 2000 Dynamic
Multifactor Exchange Traded Fund	1,604,300	—	—	1,604,300

13 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Schedule of Investments (continued)

					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Preferred Stock
Lion Rock Re Ltd. , 2019-1	$4,343,894	$—		$—	$319,777
Mt. Logan Re Ltd. , 2019-1	3,559,170	—		—	239,075
NCM Re Ltd. , 2019-1[a]	— [a]	—		—	157,785
Thopas Re Ltd. , 2019-1	3,385,139	—		—	116,355
Torricelli Re, 2019-1[a]	— [a]	—		23,897	(296,991)
Turing Re, 2019-1	3,132,942	—		—	254,603
Viribus Re Ltd. , 2019-1[a]	— [a]	—		—	324,488
Investment Company
Invesco Oppenheimer Master
Event-Linked Bond Fund	99,069,636	476,241	[b]	— [b]	645,668 [b]
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	269,011,374	1,580,830		—	5,215,936
Invesco Russell 2000 Dynamic
Multifactor Exchange Traded Fund	43,001,176	164,168		—	(653,752)
Total	$425,503,331	$2,221,239		$23,897	$6,322,944
a. The security is no longer an affiliate. Therefore, the value has been excluded from this table.
b. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

6. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $20,021,602.
7. Zero coupon bond reflects effective yield on the original acquisition date.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$688,522,339	52.8%
France	99,077,060	7.6
Japan	83,070,977	6.4
United Kingdom	61,762,778	4.7
Germany	54,478,016	4.2
Supranational	43,825,963	3.4
China	42,526,696	3.3
Canada	25,732,958	2.0
Spain	23,137,564	1.8
Italy	23,117,884	1.8
Switzerland	22,524,291	1.7
India	20,993,017	1.6
Netherlands	17,757,589	1.4
South Korea	11,280,250	0.9
Sweden	10,741,441	0.8
Hong Kong	8,951,281	0.7
Taiwan	8,505,251	0.6
Belgium	8,205,929	0.6
Russia	7,430,953	0.6
Mexico	6,744,111	0.5

14 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

Geographic Holdings (Continued)	Value	Percent
Brazil	$6,273,968	0.5%
South Africa	5,823,212	0.4
Denmark	3,862,461	0.3
New Zealand	3,514,315	0.3
Australia	2,286,997	0.2
Philippines	1,901,637	0.1
Peru	1,617,521	0.1
Ireland	1,433,969	0.1
Singapore	1,319,169	0.1
Turkey	1,240,395	0.1
Indonesia	871,179	0.1
Thailand	826,133	0.1
Finland	825,770	0.1
Chile	752,050	0.1
Macau	622,973	0.0
Egypt	545,002	0.0
Colombia	505,395	0.0
Argentina	318,903	0.0
Vietnam	28	0.0
Total	$1,302,927,425	100.0%

Forward Currency Exchange Contracts as of January 31, 2020
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)	Appreciation	Depreciation
BAC	03/2020	RUB	771,280	USD	11,993	$29,164	$(13,400)
BAC	03/2020	TWD	663,000	USD	21,873	—	(2,838)
BOA	03/2020	NOK	18,230	USD	1,993	—	(10,994)
BOA	03/2020	USD	87,453	EUR	78,300	383,569	—
BOA	03/2020	USD	11,232	SEK	106,140	183,814	—
CITNA-B	02/2020 - 04/2020	BRL	149,600	USD	35,246	—	(389,701)
CITNA-B	03/2020	COP	44,597,600	USD	12,799	207,556	—
CITNA-B	03/2020	HUF	92,000	USD	311	—	(7,604)
CITNA-B	03/2020	ILS	6,010	USD	1,745	—	(310)
CITNA-B	03/2020	USD	350	ARS	26,980	—	(74,549)
CITNA-B	03/2020	USD	964	AUD	1,410	19,705	—
CITNA-B	02/2020	USD	10,736	BRL	45,300	158,183	—
CITNA-B	03/2020	USD	264	DKK	1,765	1,315	—
CITNA-B	03/2020	USD	28,601	NZD	43,736	314,649	—
CITNA-B	03/2020	USD	3,412	PHP	174,000	8,364	—
CITNA-B	03/2020	USD	9,843	PLN	37,920	53,591	—
CITNA-B	03/2020	ZAR	363,920	USD	24,370	—	(260,913)
DEU	03/2020	INR	1,233,000	USD	17,151	—	(18,589)
DEU	03/2020	KRW	26,843,000	USD	22,451	3,734	—
GSCO-OT	03/2020	USD	6,882	INR	495,310	—	(191)
HSBC	03/2020	CNY	452,200	USD	64,526	29,422	—
HSBC	03/2020	IDR	344,043,000	USD	24,355	455,945	(6,399)
HSBC	03/2020	JPY	43,300	USD	400	418	—
HSBC	03/2020	PHP	90,000	USD	1,760	574	—
HSBC	03/2020	SGD	5,290	USD	3,890	—	(13,129)
HSBC	03/2020	TRY	78,910	USD	13,358	—	(298,736)

15 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation
HSBC	03/2020	USD	54,155	CNY	382,602	$—	$(464,888)
HSBC	03/2020	USD	5,858	HKD	45,880	—	(45,286)
HSBC	03/2020	USD	38,050	KRW	45,175,030	259,455	—
JPM	03/2020	CLP	1,070,000	USD	1,337	—	(1,022)
JPM	03/2020	PLN	6,000	USD	1,547	1,432	—
JPM	03/2020	USD	1,501	PEN	5,080	3,619	—
MOS	03/2020	MYR	86,505	USD	20,784	259,183	(1,726)
MOS	03/2020	TWD	268,490	USD	8,873	—	(16,078)
MOS	03/2020	USD	18,405	CLP	14,399,000	423,654	—
MOS	03/2020	USD	1,438	RON	6,215	—	(2,172)
RBC	03/2020	MXN	284,710	USD	14,646	328,722	(2,966)
RBC	03/2020	USD	34,177	CAD	45,025	155,563	—
RBC	03/2020	USD	108,585	EUR	97,210	488,549	—
RBC	03/2020	USD	51,468	GBP	39,051	—	(158,639)
SCB	03/2020	THB	146,000	USD	4,672	16,230	—
SCB	03/2020	USD	1,637	THB	49,660	42,412	—
UBS	03/2020	CHF	9,980	USD	10,165	227,551	—
Total Unrealized Appreciation and Depreciation						$4,056,373	$(1,790,130)

Futures Contracts as of January 31, 2020
							Unrealized
	Expiration		Number		Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts		(000's)	Value	(Depreciation)
Japanese Bonds,
10 yr.	Buy	3/13/20	88		JPY 123,796	$124,144,525	$348,882
MSCI Emerging
Market Index	Sell	3/20/20	1,412		USD 73,863	74,137,060	(274,470)
Nikkei 225 Index	Buy	3/12/20	15		JPY 3,219	3,201,975	(16,764)
Nikkei 225 Index	Sell	3/12/20	24		JPY 5,162	5,123,160	38,944
S&P 500 E-Mini
Index	Sell	3/20/20	152		USD 24,305	24,502,400	(197,197)
S&P/TSX 60 Index	Buy	3/19/20	207		CAD 31,882	32,268,475	386,673
SPI 200 Index	Buy	3/19/20	232		AUD 26,378	26,999,042	620,714
Stoxx Europe 600
Index	Buy	3/20/20	3,096		EUR 70,686	70,200,335	(485,789)
United States
Treasury Nts. , 10 yr.	Buy	3/20/20	183		USD 23,747	24,093,094	345,596
United States
Treasury Nts. , 5 yr.	Buy	3/31/20	678		USD 80,784	81,577,172	793,162
United States Ultra
Bonds	Buy	3/20/20	101		USD 19,069	19,562,438	492,940
							$2,052,691

16 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

Centrally Cleared Interest Rate Swaps at January 31, 2020
Pay/Receive					Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed		Maturity	Amount Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
	Three-Month USD
BOA	Receive	BBA LIBOR	2.702%	2/25/29	USD 58,960	$—	$(6,795,711)	$(6,795,711)
MSCO	Receive	CDOR03	2.416	2/21/29	CAD 76,290	—	(3,696,072)	(3,696,072)
MSCO	Pay	STIB3M	0.945	2/25/29	SEK 496,310	—	3,026,939	3,026,939
MSCO	Pay	EUR006M	0.665	2/25/29	EUR 46,260	—	4,109,068	4,109,068
MSCO	Receive	BP0006M	1.145	5/28/29	GBP 41,440	19,220	(2,143,207)	(2,123,987)
UBS	Pay	BBSW6M	1.771	5/29/29	AUD 77,560	—	3,465,346	3,465,346
Total Centrally Cleared Interest Rate Swaps						$19,220	$(2,033,637)	$(2,014,417)

Over-the-Counter Total Return Swaps at January 31, 2020
		Pay/Receive			Notional			Unrealized
	Counter-	Total			Maturity	Amount	Appreciation/
Reference Asset	party	Return*		Floating Rate	Date	(000's)	Value	(Depreciation)
				Three-Month USD
				BBA LIBOR plus
MSCI ACWI Index	JPM	Receive		4bps	2/19/20	USD 350,000	$4,438,696	$33,007,645
				Three-Month USD
				BBA LIBOR munis
MSCI ACWI Index	JPM	Pay		33pbs	2/19/20	USD 375,165	(13,363,150)	(13,363,150)
				One-Month USD
Russell 1000				BBA LIBOR plus
Growth Trust Index	BOA	Pay		34bps	4/13/20	USD 54,846	703,616	703,616
Total Over-the-Counter Total Return Swaps							$(8,220,838)	$20,348,111

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar

17 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Definitions
ADR	American Depositary Receipt
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW6M	AXZ Australian Bank Bill Short Term Rate 6 Month Mid
BP0006M	ICE LIBOR GBP 6 Month
CDOR03	Canada Bankers Acceptances Rate
EUR006M	EURIBOR 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor's
STIB3M	Stockholm Interbank Offered Rates 3 Month
TSX 60	60 largest companies on the Toronto Stock Exchange

18 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

					Level 3—
	Level 1—		Level 2—		Significant
	Unadjusted		Other Significant		Unobservable
	Quoted Price		Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$71,675,309		$77,072,722		$—	$148,748,031
Consumer Staples	14,239,173		30,312,009		—	44,551,182
Energy	451,129		8,749,718		—	9,200,847
Financials	31,726,000		41,873,101		—	73,599,101
Health Care	35,828,080		33,297,952		—	69,126,032
Industrials	21,901,645		60,285,709		—	82,187,354
Information Technology	62,384,850		69,315,296		—	131,700,146
Materials	10,887,819		15,296,578		—	26,184,397
Telecommunication Services	1,391,328		6,254,905		—	7,646,233
Preferred Stocks	50,300		—		28,542,414	28,592,714
U. S. Government Obligations	—		84,108,056		—	84,108,056
Foreign Government Obligations	—		155,776,142		—	155,776,142
Non-Convertible Corporate Bond
and Note	—		224,665		—	224,665
Event-Linked Bonds	—		—		16,602,717	16,602,717
Investment Companies	424,679,808		—		—	424,679,808
Total Investments, at Value	675,215,441		582,566,853		45,145,131	1,302,927,425
Other Financial Instruments:
Swaps, at value	—		5,142,312		—	5,142,312
Centrally cleared swaps, at value	—		10,601,353		—	10,601,353
Futures contracts	3,026,911		—		—	3,026,911
Forward currency exchange contracts	—		4,056,373		—	4,056,373
Total Assets	$678,242,352		$602,366,891		$45,145,131	$1,325,754,374

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—		$(13,363,150	) $	—	$(13,363,150)
Centrally cleared swaps, at value	—		(12,634,990)		—	(12,634,990)
Futures contracts	(974,220)		—		—	(974,220)
Forward currency exchange contracts	—		(1,790,130)		—	(1,790,130)
Total Liabilities	$(974,220	) $	(27,788,270	) $	—	$(28,762,490)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

19 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

20 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND